Schedule of Investments (unaudited) June 30, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 1.1%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	22,749	$350,589

Canada — 84.2%
AltaGas Ltd., Series K, 5.00%(a)	22,802	335,333
Bank of Montreal
Series 27, 3.85%(a)	37,555	415,531
Series 29, 3.62%(a)	30,422	326,780
Series 38, 4.85% (5 year Canadian Government Bond + 4.060%)(b)	44,183	744,169
Series 40, 4.50%(a)	37,212	527,033
Series 42, 4.40% (5 year Canadian Government Bond + 3.170%)(b)	30,103	407,562
Series 44, 4.85%(a)	30,153	387,871
Bank of Nova Scotia (The)
Series 32, 2.06% (5 year Canadian Government Bond + 1.340%)(b)	17,573	317,785
Series 34, 5.50% (5 year Canadian Government Bond + 4.510%)(b)	22,620	403,573
Series 38, 4.85%(a)	33,409	573,987
Series 40, 4.85% (5 year Canadian Government Bond + 2.430%)(b)	18,582	243,394
BCE Inc., Series AK, 2.95% (5 year Canadian Government Bond + 1.880%)(b)	43,197	336,822
Brookfield Asset Management Inc.
Series 32, 5.06% (5 year Canadian Government Bond + 2.900%)(b)	22,737	263,095
Series 46, 4.80%(a)	22,404	384,915
Series 48, 4.75%(a)	22,601	384,483
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	21,322	239,520
Series GG, 4.85%(a)	21,376	235,419
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	18,777	193,285
Series 45, 4.40%(a)	49,470	664,322
Series 47, 4.50%(a)	23,374	265,832
Series 49, 5.20%(a)	16,381	239,701
Series 51, 5.15% (5 year Canadian Government Bond + 3.620%)(b)	10,985	170,018
Emera Inc.
Series C, 4.72% (5 year Canadian Government Bond + 2.650%)(b)	19,523	228,342
Series H, 4.90%(a)	22,548	412,056
Enbridge Inc.
Series 03, 3.74%(a)	32,523	279,144
Series 11, 4.40%(a)	27,289	252,654
Series 13, 4.40%(a)	19,801	178,529
Series 17, 5.15%(a)	39,107	655,229
Series 19, 4.90%(a)	26,522	416,719
Series B, 3.42% (5 year Canadian Government Bond + 2.400%)(b)	25,462	202,462
Series D, 4.46% (5 year Canadian Government Bond + 2.370%)(b)	24,908	215,613
Series F, 4.69% (5 year Canadian Government Bond + 2.510%)(b)	27,340	250,717
Series H, 4.38% (5 year Canadian Government Bond + 2.120%)(b)	19,938	166,296
Series N, 5.09% (5 year Canadian Government Bond + 2.650%)(b)	24,660	241,168

Security	Shares	Value

Canada (continued)
Series P, 4.38% (5 year Canadian Government Bond + 2.500%)(b)	22,291	$203,761
Series R, 4.07%(a)	22,330	198,544
Fortis Inc./Canada, Series M, 3.91%(a)	44,751	494,495
Manulife Financial Corp.
Series 17, 3.80%(a)	26,842	282,807
Series 21, 5.60%(a)	31,541	572,925
Series 23, 4.85%(a)	35,284	544,026
National Bank of Canada
Series 30, 4.03%(a)	20,179	229,199
Series 34, 5.60%(a)	24,719	449,370
Series 36, 5.40% (5 year Canadian Government Bond + 4.660%)(b)	24,716	443,509
Series 40, 4.60%(a)	16,519	202,910
Series 42, 4.95%(a)	16,582	216,467
Pembina Pipeline Corp.
Series 13, 5.75%(a)	19,011	330,669
Series 23, 5.25%(a)	22,749	344,409
Series 25, 5.20%(a)	19,186	286,522
Royal Bank of Canada
Series AZ, 3.70%(a)	32,009	356,752
Series BB, 3.65%(a)	31,978	363,450
Series BD, 3.60%(a)	37,980	452,860
Series BK, 5.50%(a)(c)	45,060	805,588
Series BM, 5.50% (5 year Canadian Government Bond + 4.800%)(b)	46,543	859,781
Series BO, 4.80%(a)	22,672	290,475
Sun Life Financial Inc., Series 04, 4.45%	22,703	356,547
TC Energy Corp.
Series 13, 5.50%(a)	36,905	673,069
Series 15, 4.90%(a)	71,942	1,232,839
Series 7, 3.90%(a)	45,033	425,532
Series 9, 3.76%(a)	34,246	317,568
Toronto-Dominion Bank (The)
Series 01, 3.66%(a)	22,113	249,055
Series 03, 3.68%(a)	22,116	248,764
Series 05, 3.88%(a)	22,082	251,462
Series 07, 3.60%(a)	15,847	194,422
Series 12, 5.50%(a)	29,682	546,131
Series 14, 4.85%(a)	42,063	717,109
Series 16, 4.50% (5 year Canadian Government Bond + 3.010%)(b)	15,691	213,015
Series 18, 4.70% (5 year Canadian Government Bond + 2.700%)(b)	15,745	206,465
Series 20, 4.75%(a)	17,821	227,669
Series 22, 5.20%(a)	15,510	240,394
Series 24, 5.10% (5 year Canadian Government Bond + 3.560%)(b)	19,544	317,698
Westcoast Energy Inc., Series 12, 5.20% (5 year Canadian Government Bond + 4.520%)(b)	21,582	385,846

		26,291,463

Singapore — 1.4%
City Developments Ltd., Preference Shares(d)	592,405	449,277

Sweden — 3.1%
Klovern AB, Preference Shares	29,477	969,737

United Kingdom — 9.5%
Aviva PLC
8.38%	179,857	306,679

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
8.75%	179,857	$320,013
Balfour Beatty PLC, 9.68%(d)	201,152	248,544
Ecclesiastical Insurance Group PLC, 8.63%	191,458	352,483
General Accident PLC
7.88%	197,842	304,345
8.88%	251,181	409,674
Northern Electric PLC, 8.06%	229,131	430,334
Raven Property Group Ltd., 12.00%	179,812	255,502
RSA Insurance Group PLC, 7.38%	224,821	334,736

		2,962,310

Total Preferred Stocks — 99.3% (Cost: $37,246,447)		31,023,376

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(e)(f)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 99.3% (Cost: $37,247,447)		31,024,376

Other Assets, Less Liabilities — 0.7%		215,485

Net Assets — 100.0%		$31,239,861

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$11	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,000	(10,000)	1,000	1,000	15		—		—

				$1,000	$26		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$31,023,376	$—	$—	$31,023,376
Money Market Funds	1,000	—	—	1,000

	$31,024,376	$—	$—	$31,024,376

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